Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2018
Prepayments and Other Current Assets
Prepayments and Other Current Assets

5.    Prepayments and Other Current Assets

The components of prepayments and other current assets are as follows:

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
Prepayments	35,104	667,113	97,028
VAT recoverable	33,364	63,005	9,164
Rental and other deposits	14,589	64,902	9,440
Loan to a third party	2,456	35,000	5,091
Staff advances	3,689	7,868	1,144
Payments made on behalf of merchants	4,914	8,234	1,198
Interest receivables	26,529	101,062	14,699
Others	7,097	6,805	988
	127,742	953,989	138,752

The prepayments primarily consist of advertising fees paid in advance.